Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iShares U.S. ETF Trust
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
iShares Commodities Select Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® COMMODITIES SELECT STRATEGY ETF Ticker: COMT Stock Exchange: NASDAQ
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The iShares Commodities Select Strategy ETF (the “Fund”) seeks total return by providing investors with broad commodity exposure.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you will incur if you own shares of the Fund. The investment advisory agreement between iShares U.S. ETF Trust (the “Trust”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities, commodities or other financial instruments and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses and are not included in the calculation of the ratio of expenses to average net assets shown in the Consolidated Financial Highlights section of this prospectus (the “Prospectus”). The Fund may incur “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses reflect the Fund's pro rata share of the fees and expenses incurred by investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of the Fund. Acquired Fund Fees and Expenses are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Prospectus. BFA, the investment adviser to the Fund, has contractually agreed to waive a portion of its management fees in an amount equal to the Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other registered investment companies advised by BFA, or its affiliates, through February 29, 2024. The contractual waiver may be terminated prior to February 29, 2024 only upon written agreement of the Trust and BFA.

You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it, directly or through a subsidiary, buys and sells securities or other assets (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 167% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	167.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may also incur usual and customary brokerage commissions and other charges when buying or selling shares of the Fund, which are not reflected in the Example that follows:
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are not included in the calculation of the ratio of expenses to average net assets shown in the Financial Highlights section of the Prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing in a combination of exchange-traded commodity futures contracts, exchange-traded options on commodity-related futures contracts and exchange-cleared commodity-related swaps (together, “Commodity-Linked Investments”) and equity securities of issuers engaged in a commodities-related business (“Commodity-Related Equities”), thereby obtaining exposure to the commodities markets. The Fund is an actively managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specified index.

Commodity-Linked Investments include, but are not limited to, futures contracts in the S&P GSCITM Dynamic Roll Reduced Energy 70/30 Futures/Equity Blend (USD) TR (the “S&P Blended Benchmark”), such as aluminum, Brent crude oil, cocoa, coffee, copper, corn, cotton, gas oil, feeder cattle, gold, heating oil, lean hogs, lead, live cattle, natural gas, nickel, orange juice, silver, soybeans, sugar, unleaded gasoline, wheat, West Texas Intermediate crude oil and zinc. Commodity-Linked Investments may also include exchange-cleared swaps on commodities and exchange-traded options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. Investing in Commodity-Linked Investments may have a leveraging effect on the Fund.

Commodity-Related Equities include, but are not limited to, exchange-listed equities in the S&P Blended Benchmark, such as those involved in production or services related to agriculture, livestock, industrial and precious metals, or coal, gas, and oil.

Although the Fund generally holds, among other investments, the same futures contracts and equities as the S&P Blended Benchmark, the Fund is not obligated to invest in such futures contracts and equities and does not seek to track the performance of the S&P Blended Benchmark. The S&P Blended Benchmark is an unmanaged index.

The Fund will invest directly in Commodity-Related Equities of U.S. and non-U.S. issuers and will seek to gain exposure to Commodity-Linked Investments by investing through a wholly-owned subsidiary organized in the Cayman Islands (the “Subsidiary”). The Subsidiary is advised by BFA and has the same investment objective as the Fund. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Subsidiary will invest solely in Commodity-Linked Investments and cash.

In compliance with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), the Fund may invest up to 25% of its total assets in the Subsidiary. The Fund’s Commodity-Linked Investments held in the Subsidiary are intended to provide the Fund with exposure to commodity markets within the limits of current U.S. federal income tax laws applicable to investment companies such as the Fund, which limit the ability of investment companies to invest directly in Commodity-Linked Investments.

The remainder of the Fund’s assets will be invested directly by the Fund, primarily in cash and cash equivalents, short-term investment-grade fixed-income securities that include U.S. government and agency securities, Treasury inflation-protected securities, sovereign debt obligations of non-U.S. countries, repurchase agreements and money market instruments. The Fund uses such instruments as investments and to provide sufficient assets to account for (or “cover”) mark-to-market changes and to collateralize the Subsidiary’s Commodity-Linked Investments exposure on a day-to-day basis.

The Fund or the Subsidiary may from time to time invest in other ETFs, exchange-traded notes or commodity-linked notes.

The Commodity Futures Trading Commission (“CFTC”) has adopted certain requirements that subject registered investment companies and their advisers to regulation by the CFTC if a registered investment company invests more than a prescribed level of its net asset value in CFTC-regulated futures, options and swaps, or if a registered investment company markets itself as providing investment exposure to such instruments. Due to the Fund's potential use of CFTC-regulated futures, options and swaps above the prescribed levels, it is considered a “commodity pool” under the Commodity Exchange Act (“CEA”).

The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).

Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in (i) equity securities issued by commodity-related companies, derivatives with exposure to commodity-related companies or investments in securities and derivatives linked to the underlying price movement of commodities, including but not limited to commodity-linked derivatives such as commodity-linked notes, commodity futures, forward contracts and swaps and other similar derivative instruments and investment vehicles that invest in commodities, or commodity-linked derivatives, and (ii) the industry or group of industries that constitutes the energy sector. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in (i) equity securities issued by commodity-related companies, derivatives with exposure to commodity-related companies or investments in securities and derivatives linked to the underlying price movement of commodities, including but not limited to commodity-linked derivatives such as commodity-linked notes, commodity futures, forward contracts and swaps and other similar derivative instruments and investment vehicles that invest in commodities, or commodity-linked derivatives, and (ii) the industry or group of industries that constitutes the energy sector. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to certain risks, including the principal risks noted below (either directly or through its investments in the Subsidiary), any of which may adversely affect the Fund's net asset value per share (“NAV”), trading price, yield, total return and ability to meet its investment objective. Unlike many ETFs, the Fund is actively managed and is not an index-based ETF.

Asset Class Risk. Securities and other assets in the Fund's portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes (including the futures market).

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of this prospectus (“the Prospectus”)), Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for ETFs, such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

Cash Management Risk. If a significant amount of the Fund’s assets are invested in cash and cash equivalents, the Fund may underperform other funds that do not similarly invest in cash and cash equivalents for investment purposes and/or to collateralize derivative instruments.

Commodity-Linked Derivatives Risk. The value of a commodity-linked derivative instrument typically is based upon the price movements of the underlying commodity or an economic variable linked to such price movements. The prices of commodity-related investments may fluctuate quickly and dramatically as a result of changes affecting a particular commodity and may not correlate to price movements in other asset classes, such as stocks, bonds and cash. Commodity-linked derivatives are subject to the risk that the counterparty to the transaction, the exchange or trading facility on which they trade or the applicable clearing house may default or otherwise fail to perform. In addition, each exchange or trading facility on which the derivatives are traded has the right to suspend or limit trading in all futures or other instruments that it lists. The Fund’s use of commodity-linked derivatives may also have a leveraging effect on the Fund’s portfolio. Leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had. The Fund is required to post margin in respect to its holdings in derivatives. Each of these factors and events could have a significant negative impact on the Fund.

Commodity Regulatory Risk. The Fund and the Subsidiary are deemed commodity pools and BFA is considered a “commodity pool operator” with respect to the Fund under the CEA. BFA is therefore subject to regulation by the SEC and the CFTC. BFA is also subject to regulation by National Futures Association (“NFA”). The regulatory requirements governing the use of commodity futures, options on commodity futures, certain swaps or certain other investments could change at any time.

Commodity Risk. The Fund invests in instruments and companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations, including the imposition of tariffs by the U.S. and other importing countries. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, regulatory developments or other factors that the Fund cannot control could have an adverse impact on those companies.

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund's investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class.

Counterparty Risk. Certain commodity-linked derivative instruments, uncleared swaps and other forms of financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s bankruptcy or failure to perform its obligations. In the event of a counterparty default, the Fund could experience lengthy delays in recovering some or all of its assets or obtain no recovery at all and, if the counterparty is subject to specified types of resolution proceedings, the Fund may be subject to stays that limit its ability to close out positions and limit risk. The Fund’s investments in the futures markets also introduce the risk that its futures commission merchant (“FCM”) could default on an obligation set forth in an agreement between the Fund and the FCM, including the FCM’s obligation to return margin posted in connection with the Fund’s futures contracts.

Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on an issuer's or counterparty's financial condition and on the terms of an obligation.

Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Fund's adviser, distributor, and other service providers (including the benchmark provider), market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Derivatives Risk. The Fund’s use of derivatives may reduce the Fund’s returns or increase volatility. Volatility is defined as the characteristic of a security, a currency, an index or a market to fluctuate significantly in price within a short time period. Derivatives may also be subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the value of the underlying asset, the performance of the asset class to which the Fund seeks exposure or the performance of the overall markets. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, or movements between the time of periodic reallocations of Fund assets, which losses are potentially unlimited. Certain derivatives may give rise to a form of leverage and may expose the Fund to greater risk and increase its costs. The impact of U.S. and global regulation of derivatives may make derivatives more costly, may limit the availability of derivatives, may delay or restrict the exercise by the Fund of termination rights or remedies upon a counterparty default under derivatives held by the Fund (which could result in losses), or may otherwise adversely affect the value or performance of derivatives.

Dividend Risk. There is no guarantee that issuers of the stocks held by the Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

Energy Sector Risk. The market value of securities in the energy sector may decline for many reasons, including, among others, changes in energy prices, energy supply and demand, government regulations and energy conservation efforts.

Equity Securities Risk. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Holders of common stocks, which generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

Futures Contract Risk. Futures are standardized, exchange-traded contracts that obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. Unlike equities, which typically entitle the holder to a continuing ownership stake in a corporation, futures contracts normally specify a certain date for settlement in cash based on the level of the reference rate. The primary risks associated with the use of futures contracts, or swaps or other derivatives referencing futures contracts, are: (i) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) BFA’s inability to predict correctly the direction of prices and other economic factors; and (v) the possibility that the counterparty will default in the performance of its obligations. To the extent that the Fund is exposed to rolling futures contracts, it may be subject to additional risk. In addition, CFTC regulations limit the types of foreign listed futures contracts that U.S. investors, like the Fund, are allowed to invest in. As a result, the Fund may not be able to gain the exposure it seeks through certain non-U.S. futures contracts.

Geographic Risk. A natural disaster could occur in a geographic region in which the Fund invests, which could adversely affect the economy or the business operations of companies in the specific geographic region, causing an adverse impact on the Fund's investments in the affected region.

Illiquid Investments Risk. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. To the extent the Fund holds illiquid investments, the illiquid investments may reduce the returns of the Fund because the Fund may be unable to transact at advantageous times or prices.

Interest Rate Risk. An increase in interest rates may cause the value of securities held by the Fund to decline, may lead to heightened volatility in the fixed-income markets and may adversely affect the liquidity of certain fixed-income investments. The historically low interest rate environment, together with recent modest rate increases, heightens the risks associated with rising interest rates.

Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure as well as the correlation among the assets. Changes in the financial condition or credit rating of an issuer of those securities or of securities referenced by swaps or other derivatives or the seller or counterparty with respect to derivatives or other assets may cause the value of the securities, derivatives, to decline.

Management Risk. The Fund is subject to management risk, which is the risk that the investment process, techniques and risk analyses applied by BFA and BlackRock International Limited (“BIL”), the Fund's sub-adviser, will not produce the desired results, and that securities or assets selected by BFA and BIL may underperform the market or any relevant benchmark. In addition, legislative, regulatory, or tax developments may affect the investment techniques available to BFA and BIL in connection with managing the Fund and may also adversely affect the ability of the Fund to achieve its investment objective.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Unlike some ETFs that track specific indexes, the Fund does not seek to replicate the performance of a specified index. Index-based ETFs have generally traded at prices that closely correspond to NAV. However, ETFs that do not seek to replicate the performance of a specified index have a limited trading history and, therefore, there can be no assurance as to whether, and/or the extent to which, the Fund's shares will trade at premiums or discounts to NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Metals and Mining Industry Risk. Companies in the metals and mining industry are susceptible to fluctuations in worldwide metal prices and extraction and production costs. In addition, metals and mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Such risks may adversely affect the issuers to which the Fund has exposure.

Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. If a significant amount of the Fund's assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. It is possible to lose money by investing in a money market fund. Money market funds other than government money market funds or retail money market funds “float” their NAV instead of using a stable $1.00 per share price.

National Closed Market Trading Risk. To the extent that the underlying securities held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other ETFs.

Non-U.S. Securities Risk. Investments in the securities of non-U.S. issuers are subject to the risks associated with investing in those non-U.S. markets, such as heightened risks of inflation or nationalization. The Fund may lose money due to political, economic and geographic events affecting issuers of non-U.S. securities or non-U.S. markets. In addition, non-U.S. securities markets may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to North American Economic Risk.

Risk of Investing in Agriculture and Livestock. Investments in the agricultural and livestock sectors may be volatile and change unpredictably as a result of many factors, such as legislative or regulatory developments relating to food safety, the imposition of tariffs or other trade restraints, and the supply and demand of each commodity. Increased competition and changes in consumer tastes and spending can also influence the demand for agricultural and livestock products, affecting the price of such commodities and the performance of the Fund.

Risk of Investing in Developed Countries. The Fund’s investment in developed country issuers may subject the Fund to regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

Risk of Investing in the U.S. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Risk of Swap Agreements. A swap is a two-party contract that generally obligates each counterparty to exchange periodic payments based on a pre-determined underlying investment or notional amount and to exchange collateral to secure the obligations of each counterparty. Swaps may be leveraged and are subject to counterparty risk, credit risk and pricing risk. Swaps may be subject to illiquidity risk, and it may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses. Certain standardized interest rate and credit default swaps are required to be traded on an exchange or trading platform and centrally cleared. Most other swaps are entered into a negotiated, bi-lateral basis and traded in the over-the-counter market. Swaps are subject to bi-lateral variation margin. Initial margin requirements are in the process of being phased in and should be effective by 2020.

Securities Lending Risk. The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Subsidiary Risk. In compliance with Subchapter M of the Internal Revenue Code, the Fund may invest up to 25% of its total assets in the Subsidiary. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the U.S. and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and the Statement of Additional Information (“SAI”), and could adversely affect the Fund.

Tax Risk. The Fund invests in commodity-linked derivatives indirectly through the Subsidiary because income from these investments, if made directly, might not be treated as “qualifying income” for purposes of the Fund qualifying as a regulated investment company (“RIC”) for U.S. federal income tax purposes. The Fund expects its income with respect to the Subsidiary to be qualifying income. There is a risk that the U.S. Internal Revenue Service (“IRS”) could issue regulations or other guidance holding, or could assert, that the Fund’s income with respect to the Subsidiary will not be considered “qualifying income” for purposes of the Fund remaining qualified as a RIC for U.S. federal income tax purposes. In such circumstances, the Fund may be required to make changes to its operations, which may reduce the Fund’s ability to gain investment exposure to commodities. Fund shareholders may also experience adverse tax consequences in such circumstances.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund's valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund's portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund's shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund. Both assume that all dividends and distributions have been reinvested in the Fund. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Supplemental information about the Fund’s performance is shown under the heading Total Return Information in the Supplemental Information section of the Prospectus. If BFA had not waived certain Fund fees during certain periods, the Fund's returns would have been lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow show how the Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Returns (Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The best calendar quarter return during the periods shown above was 13.13% in the 2nd quarter of 2016; the worst was -18.08% in the 3rd quarter of 2015.

Updated performance information, including the Fund’s current NAV, may be obtained by visiting our website at www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
iShares Commodities Select Strategy ETF | iShares Commodities Select Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.48%
1 Year	rr_ExpenseExampleYear01	$ 49
3 Years	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	269
10 Years	rr_ExpenseExampleYear10	$ 604
2015	rr_AnnualReturn2015	(30.37%)
2016	rr_AnnualReturn2016	21.22%
2017	rr_AnnualReturn2017	11.71%
2018	rr_AnnualReturn2018	(6.60%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.08%)
One Year	rr_AverageAnnualReturnYear01	(6.60%)
Since Fund Inception	rr_AverageAnnualReturnSinceInception	(7.17%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 15, 2014
iShares Commodities Select Strategy ETF | Return After Taxes on Distributions | iShares Commodities Select Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(10.34%)	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	(8.67%)	[2]
iShares Commodities Select Strategy ETF | Return After Taxes on Distributions and Sale of Fund Shares | iShares Commodities Select Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.68%)	[2]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	(5.81%)	[2]
iShares Commodities Select Strategy ETF | S&P GSCI™ Dynamic Roll Reduced Energy 70/30 Futures/Equity Blend (USD) TR (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.91%)	[3]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	(11.96%)	[3]
iShares Commodities Select Strategy ETF | S&P GSCI™ (USD) TR (Index returns do not reflect deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.82%)	[4]
Since Fund Inception	rr_AverageAnnualReturnSinceInception	(13.99%)	[4]

[1]	For the most recently completed fiscal year, the amount rounded to 0.00%.
[2]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
[3]	The S&P GSCITM Dynamic Roll Reduced Energy 70/30 Futures/Equity Blend (USD) TR is an unmanaged index that is designed to measure the performance of a multi-asset allocation strategy that consists of a futures-based commodities index and an equity-based index that is based on various commodity-related GICS subsectors.
[4]	The S&P GSCITM (USD) TR, the Fund's performance benchmark, is an unmanaged index that measures the performance of general commodity price movements and inflation in the world economy.